Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Performance Guarantees [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 2,336,167	$ 2,188,201
Substandard	28,697	21,833
Non-complying	2,089	4,336
Total	2,366,953	2,214,370
Stage 1 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	1,718,639	1,573,058
Substandard
Non-complying
Total	1,718,639	1,573,058
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	45,140	46,523
Substandard
Non-complying
Total	45,140	46,523
Stage 2 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	572,081	568,005
Substandard	28,697	21,833
Non-complying
Total	600,778	589,838
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	307	615
Substandard
Non-complying
Total	307	615
Stage 3 Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying	1,728	3,851
Total	1,728	3,851
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non-complying	361	485
Total	$ 361	$ 485